EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING JUNE 30, 2009
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of July 20, 2009 and with respect to the performance of the Trust during the Monthly Period of June 1, 2009 through June 30, 2009 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is July 17, 2009.
The Determination Date with respect to the current calendar month is July 10, 2009.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

		Total amount of principal to
	CUSIP Number	be paid	Per $1,000
2005-A2	00761H BK 6	$50,479,630.24	224.353912
2006-A3	00761H BS 9	$56,088,478.05	224.353912
2006-A4	00761H BT 7	$67,306,173.66	224.353912
2006-A5	00761H BV 2	$44,870,782.44	224.353912
2006-A6	00761H BW 0	$56,088,478.05	224.353912
2006-A7	00761H BX 8	$44,870,782.44	224.353912
2007-A1	00761H BZ 3	$44,870,782.44	224.353912
2007-A2	00761H CK 5	$50,479,630.24	224.353912
2007-A3	00761H CL 3	$44,870,782.44	224.353912
2007-A4	00761H CM 1	$44,870,782.44	224.353912
2007-A5	00761H CP 4	$89,741,564.88	224.353912
2008-A3	00761H CV1	$33,653,086.83	224.353912
II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of interest to
	CUSIP Number	be paid	Per $1,000
2005-A2	00761H BK 6	$68,799.14	0.34611109
2006-A3	00761H BS 9	$975,482.79	4.41666667
2006-A4	00761H BT 7	$75,241.01	0.28388888
2006-A5	00761H BV 2	$750,937.69	4.24999997
2006-A6	00761H BW 0	$59,265.18	0.26833333
2006-A7	00761H BX 8	$46,037.88	0.26055556
2007-A1	00761H BZ 3	$50,160.67	0.28388886
2007-A2	00761H CK 5	$828,240.10	4.16666664
2007-A3	00761H CL 3	$51,534.94	0.29166667
2007-A4	00761H CM 1	$47,412.14	0.26833331
2007-A5	00761H CP 4	$224,005.21	0.63388890
2008-A3	00761H CV1	$187,071.83	1.41166665
2005-B1	00761H BH 3	$54,055.56	0.54055560
2006-B1		$50,166.67	0.50166670
2006-B2	00761H BU 4	$54,930.56	0.43944448
2007-B1	00761H CA 7	$43,944.44	0.43944440
2007-B2	00761H CN 9	$458,333.33	4.5833333
2004-C1	00761H BG 5	$106,166.67	1.06166670
2006-C1	00761H BY 6	$86,566.67	0.61833336
2004-D1	00761H CC 3	$41,338.89	4.13388900
2006-D1	00761H CF 6	$31,675.00	2.11166667
2006-D2	00761H CG 4	$49,875.00	1.99500000
2006-D3	00761H CH 2	$54,016.67	1.80055567
2007-D1	00761H CB 5	$33,347.22	1.33388880

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$652,748,317.29

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$58,748,214.91

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$392,083.76

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$2,410,763.62

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$207,520,775.48

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	60.81%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$4,372,630,982.58

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$3,540,239,269.67

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$105,881,474.06

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$76,491,039.05

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$3,343,677,111.83

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$196,562,157.84

11. The average Transferor Interest for the immediately preceding 30 consecutive calendar days as of the end of the Monthly Period preceding such Payment Date	$447,707,413.07

12. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	5.55%

13. The Required Transferor Percentage	6.00%

14. The Required Transferor Interest	$212,414,356.18

15. The Required Minimum Principal Balance as of the end of the Monthly Period preceding such Payment Date	$3,670,000,000.00

16. The monthly principal payment rate for the Monthly Period preceding such Payment Date	14.93%

17. The ending balance in the Excess Funding Account with respect to the preceding Monthly Period	$—

18. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total
	Receivables	Aggregate Account Balance
(a) Delinquent between 30 days and 59 days	3.64%	$131,593,740.22
(b) Delinquent between 60 days and 89 days	2.38%	$86,224,535.46
(c) Delinquent between 90 days and 119 days	2.10%	$76,112,213.41
(d) Delinquent between 120 days and 149 days	0.08%	$2,734,530.00
(e) Delinquent between 150 days and 179 days	0.08%	$2,683,164.11
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	8.28%	$299,348,183.20

IV. Information regarding the AdvantaSeries
1.	AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date (Adjusted Outstanding Principal Balance reported as of the related Payment Date)

			Adjusted Outstanding
	Initial Principal	Outstanding Principal	Principal Balance as of	Invested	Adjusted Invested
	Balance	Balance	the related Payment Date	Amount	Amount
2005-A2	$225,000,000.00	$198,777,625.06	$148,297,994.82	$198,777,625.06	$198,777,625.06
2006-A3	$250,000,000.00	$220,864,027.84	$164,775,549.79	$220,864,027.84	$220,864,027.84
2006-A4	$300,000,000.00	$265,036,833.41	$197,730,659.75	$265,036,833.41	$265,036,833.41
2006-A5	$200,000,000.00	$176,691,222.27	$131,820,439.83	$176,691,222.27	$176,691,222.27
2006-A6	$250,000,000.00	$220,864,027.84	$164,775,549.79	$220,864,027.84	$220,864,027.84
2006-A7	$200,000,000.00	$176,691,222.27	$131,820,439.83	$176,691,222.27	$176,691,222.27
2007-A1	$200,000,000.00	$176,691,222.27	$131,820,439.83	$176,691,222.27	$176,691,222.27
2007-A2	$225,000,000.00	$198,777,625.06	$148,297,994.82	$198,777,625.06	$198,777,625.06
2007-A3	$200,000,000.00	$176,691,222.27	$131,820,439.83	$176,691,222.27	$176,691,222.27
2007-A4	$200,000,000.00	$176,691,222.27	$131,820,439.83	$176,691,222.27	$176,691,222.27
2007-A5	$400,000,000.00	$353,382,444.56	$263,640,879.68	$353,382,444.56	$353,382,444.56
2008-A3	$150,000,000.00	$132,518,416.71	$98,865,329.88	$132,518,416.71	$132,518,416.71

Total Class A	$2,800,000,000.00	$2,473,677,111.83	$1,845,486,157.68	$2,473,677,111.83	$2,473,677,111.83

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$240,000,000.00	$240,000,000.00	$240,000,000.00	$240,000,000.00	$240,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$105,000,000.00	$105,000,000.00	$105,000,000.00	$105,000,000.00	$105,000,000.00

Total AdvantaSeries	$3,670,000,000.00	$3,343,677,111.83	$2,715,486,157.68	$3,343,677,111.83	$3,343,677,111.83

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$3,670,000,000.00

3. The Floating Investor Percentage with respect to the period:

June 1, 2009 through June 30, 2009	83.9311621%

4. The Fixed Investor Percentage with respect to the period:

June 1, 2009 through June 30, 2009	83.9311621%

5a. The aggregate AdvantaSeries Principal Allocation for the related Monthly Period	$547,859,248.28

5b. The AdvantaSeries Investor Principal Collections for the related Monthly Period	$547,859,248.28

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$49,434,667.82

6b. The amount of interest on funds on deposit in the Collection Account included in the amount shown above on line item 6a.	$126,608.29

6c. The amount of interest on funds on deposit in the Excess Funding Account included in the amount shown above on line item 6a.	$—

6d. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$—

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$174,174,598.48

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$5,572,795.19

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period		16.16%

b. The default rate for the related Monthly Period		56.95%

c. The Net Portfolio Yield for the related Monthly Period		-40.79%

d. The Base Rate for the related Monthly Period		3.63%

e. The Excess Spread Percentage for the related Monthly Period		-44.42%

f. The Quarterly Excess Spread Percentage		-16.99%

i) Excess Spread Percentage related to	Jun-09	-44.42%

ii) Excess Spread Percentage related to	May-09	-6.09%

iii) Excess Spread Percentage related to	Apr-09	-0.46%

g. The average Excess Spread Amount for the three preceding Monthly Periods		$(51,675,169.91)

i) Excess Spread Amount related to	Jun-09	$(134,741,331.11)

ii) Excess Spread Amount related to	May-09	$(18,796,829.34)

iii) Excess Spread Amount related to	Apr-09	$(1,487,349.28)

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from June 22, 2009 through and including July 19, 2009		0.31500%

11. Required interest payments

			Amounts withdrawn from the
	Required interest amounts		Collection Account for
	with respect to the current	Interest shortfalls and additional	payment of required interest	Unpaid required interest
	Interest Period	interest from prior periods	amounts	amounts
2005-A2	$68,799.14	$—	$68,799.14	$—
2006-A3	$975,482.79	$—	$975,482.79	$—
2006-A4	$75,241.01	$—	$75,241.01	$—
2006-A5	$750,937.69	$—	$750,937.69	$—
2006-A6	$59,265.18	$—	$59,265.18	$—
2006-A7	$46,037.88	$—	$46,037.88	$—
2007-A1	$50,160.67	$—	$50,160.67	$—
2007-A2	$828,240.10	$—	$828,240.10	$—
2007-A3	$51,534.94	$—	$51,534.94	$—
2007-A4	$47,412.14	$—	$47,412.14	$—
2007-A5	$224,005.21	$—	$224,005.21	$—
2008-A3	$187,071.83	$—	$187,071.83	$—

Total Class A	$3,364,188.58	$—	$3,364,188.58	$—

2005-B1	$54,055.56	$—	$54,055.56	$—
2006-B1	$50,166.67	$—	$50,166.67	$—
2006-B2	$54,930.56	$—	$54,930.56	$—
2007-B1	$43,944.44	$—	$43,944.44	$—
2007-B2	$458,333.33	$—	$458,333.33	$—

Total Class B	$661,430.56	$—	$661,430.56	$—

2004-C1	$106,166.67	$—	$106,166.67	$—
2006-C1	$86,566.67	$—	$86,566.67	$—

Total Class C	$192,733.34	$—	$192,733.34	$—

2004-D1	$41,338.89	$—	$41,338.89	$—
2006-D1	$31,675.00	$—	$31,675.00	$—
2006-D2	$49,875.00	$—	$49,875.00	$—
2006-D3	$54,016.67	$—	$54,016.67	$—
2007-D1	$33,347.22	$—	$33,347.22	$—

Total Class D	$210,252.78	$—	$210,252.78	$—

Total AdvantaSeries	$4,428,605.26	$—	$4,428,605.26	$—

12. Principal Funding Account as of the related Payment Date

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount
2005-A2	$—	$198,777,625.06	$50,479,630.24	$50,479,630.24	$—	$—
2006-A3	$—	$220,864,027.84	$56,088,478.05	$56,088,478.05	$—	$—
2006-A4	$—	$265,036,833.41	$67,306,173.66	$67,306,173.66	$—	$—
2006-A5	$—	$176,691,222.27	$44,870,782.44	$44,870,782.44	$—	$—
2006-A6	$—	$220,864,027.84	$56,088,478.05	$56,088,478.05	$—	$—
2006-A7	$—	$176,691,222.27	$44,870,782.44	$44,870,782.44	$—	$—
2007-A1	$—	$176,691,222.27	$44,870,782.44	$44,870,782.44	$—	$—
2007-A2	$—	$198,777,625.06	$50,479,630.24	$50,479,630.24	$—	$—
2007-A3	$—	$176,691,222.27	$44,870,782.44	$44,870,782.44	$—	$—
2007-A4	$—	$176,691,222.27	$44,870,782.44	$44,870,782.44	$—	$—
2007-A5	$—	$353,382,444.56	$89,741,564.88	$89,741,564.88	$—	$—
2008-A3	$—	$132,518,416.71	$33,653,086.83	$33,653,086.83	$—	$—
2005-B1	$—	$100,000,000.00	$—	$—	$—	$—
2006-B1	$—	$100,000,000.00	$—	$—	$—	$—
2006-B2	$—	$125,000,000.00	$—	$—	$—	$—
2007-B1	$—	$100,000,000.00	$—	$—	$—	$—
2007-B2	$—	$100,000,000.00	$—	$—	$—	$—
2004-C1	$—	$100,000,000.00	$—	$—	$—	$—
2006-C1	$—	$140,000,000.00	$—	$—	$—	$—
2004-D1	$—	$10,000,000.00	$—	$—	$—	$—
2006-D1	$—	$15,000,000.00	$—	$—	$—	$—
2006-D2	$—	$25,000,000.00	$—	$—	$—	$—
2006-D3	$—	$30,000,000.00	$—	$—	$—	$—
2007-D1	$—	$25,000,000.00	$—	$—	$—	$—

Total AdvantaSeries	$—	$3,343,677,111.83	$628,190,954.15	$628,190,954.15	$—	$—

13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$40,884,774.25

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$12,324.87

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments and Monthly Servicing Fee	$—

g. Amounts withdrawn to cover AdvantaSeries Defaulted Amount	$40,897,099.12

h. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

i. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$—

j. Ending Cash Collateral Account balance on the related Payment Date	$—

k. The Required Cash Collateral Account Amount on the related Payment Date	$51,300,000.00

l. The Available Cash Collateral Account Amount on the related Payment Date	$—

m. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	YES

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$1,339.38

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments and Monthly Servicing Fee	$—

f. Amounts withdrawn to cover AdvantaSeries Defaulted Amount	$1,339.38

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

i. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

j. Ending Spread Account balance on the related Payment Date	$—

k. The Required Spread Account Amount on the related Payment Date	$614,725,000.00

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess of Subordinated
	Required subordination			Notes over Required
	percentage	Required Subordinated Amount	Subordinated Notes	Subordinated Amount
Class A	18.3432%	$467,751,600	$870,000,000	$402,248,400
Class B	7.5269%	$231,452,175	$345,000,000	$113,547,825
Class C	2.5641%	$84,999,915	$105,000,000	$20,000,085

17. Adjusted Invested Amount as of the related Payment Date.

		Initial Principal Balances	Increase from the withdrawal of
	Beginning Adjusted	and any increases from	the Coverage Funding Excess		Reduction due to amounts	Ending Adjusted Invested
	Invested Amount for the	the issuance of any	Amount from the Principal	Reductions due to Investor	deposited into the Principal	Amount for the related
	related Payment Date	additional Notes	Funding Sub-Account	Charge-Offs	Funding Sub-Account	Payment Date
2005-A2	$198,777,625.06	$—	$—	$—	$50,479,630.24	$148,297,994.82
2006-A3	$220,864,027.84	$—	$—	$—	$56,088,478.05	$164,775,549.79
2006-A4	$265,036,833.41	$—	$—	$—	$67,306,173.66	$197,730,659.75
2006-A5	$176,691,222.27	$—	$—	$—	$44,870,782.44	$131,820,439.83
2006-A6	$220,864,027.84	$—	$—	$—	$56,088,478.05	$164,775,549.79
2006-A7	$176,691,222.27	$—	$—	$—	$44,870,782.44	$131,820,439.83
2007-A1	$176,691,222.27	$—	$—	$—	$44,870,782.44	$131,820,439.83
2007-A2	$198,777,625.06	$—	$—	$—	$50,479,630.24	$148,297,994.82
2007-A3	$176,691,222.27	$—	$—	$—	$44,870,782.44	$131,820,439.83
2007-A4	$176,691,222.27	$—	$—	$—	$44,870,782.44	$131,820,439.83
2007-A5	$353,382,444.56	$—	$—	$—	$89,741,564.88	$263,640,879.68
2008-A3	$132,518,416.71	$—	$—	$—	$33,653,086.83	$98,865,329.88

Total Class A	$2,473,677,111.83	$—	$—	$—	$628,190,954.15	$1,845,486,157.68

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$525,000,000.00	$—	$—	$—	$—	$525,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$240,000,000.00	$—	$—	$—	$—	$240,000,000.00

2004-D1	$10,000,000.00	$—	$—	$8,937,418.34	$—	$1,062,581.66
2006-D1	$15,000,000.00	$—	$—	$13,406,127.52	$—	$1,593,872.48
2006-D2	$25,000,000.00	$—	$—	$22,343,545.86	$—	$2,656,454.14
2006-D3	$30,000,000.00	$—	$—	$26,812,255.03	$—	$3,187,744.97
2007-D1	$25,000,000.00	$—	$—	$22,343,545.86	$—	$2,656,454.14

Total Class D	$105,000,000.00	$—	$—	$93,842,892.61	$—	$11,157,107.39

Total AdvantaSeries	$3,343,677,111.83	$—	$—	$93,842,892.61	$628,190,954.15	$2,621,643,265.07

Advanta Bank Corp. as Servicer
By:	/s/ DAVID B. WEINSTOCK
	Name:	David B. Weinstock
	Title:	Vice President